Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 83,614	$ 41,604
Receivables, prepaids and deposits	2,595	1,947
Deferred financing costs	1,190	1,767
Inventories	1,236	1,617
Total current assets other than assets held for sale	88,635	46,935
Assets held for sale	4,279
Total current assets	92,914	46,935
NON-CURRENT ASSETS
Restricted cash	150	150
Loans to Joint Operation	37,959	12,609
Investment in Joint Venture		35,282
Property, plant and equipment	158,924	5,423
Exploration and evaluation assets	3,852	3,540
Total non-current assets	200,885	57,004
TOTAL ASSETS	293,799	103,939
CURRENT LIABILITIES
Accounts payable and accrued liabilities	11,879	2,822
Current portion of long-term liabilities	3,111	539
Total current liabilities	14,990	3,361
LONG-TERM LIABILITIES
Credit facility	83,043	17,356
Joint Operation borrowings	28,845
Decommissioning provision	633	269
Foreign withholding tax liability	1,445
Other liabilities	5,222	671
Total long-term liabilities	119,188	18,296
TOTAL LIABILITIES	134,178	21,657
SHAREHOLDERS’ EQUITY
Share capital	200,913	197,991
Contributed surplus	28,404	26,172
Accumulated other comprehensive loss	(3,867)	(4,293)
Deficit	(65,829)	(137,588)
TOTAL SHAREHOLDERS’ EQUITY	159,621	82,282
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 293,799	$ 103,939